Commitments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Commitments [Abstract]
Start date of lease	Jun. 01, 2011
Expiration date of lease	Mar. 30, 2015
Operating lease, base rent	$ 973,595
Operating lease termination terms	The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.
Minimum notice period to terminate lease	8 months
Commitments (Textual)
Term of non-cancelable operating lease	46 months
Rent expense		253,982	84,661
HP [Member]
Commitments (Textual)
Monthly rent expense on operating lease until September 2014		6,584
Monthly rent expense on operating lease until January 2014		8,649
Term of non-cancelable operating lease		2 years
Number of lease agreements		3
Rent expense		$ 42,468